Postretirement Plans (Reconciliations Of Actuarial Present Value Of Accumulated Postretirement Benefit Obligations) (Details) - Postretirement Plans [Member] - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Postretirement Benefit Plans [Line Items]
Benefit obligation, beginning	$ 248	$ 278
Service cost	1	1	$ 2
Interest cost	9	11	12
Actuarial (gain) loss	(12)	(12)
Benefits paid	(18)	(17)
Plan amendments	0	(13)
Divestitures	(15)	0
Benefit obligation, ending (recognized in balance sheet)	$ 213	$ 248	$ 278